JPMorgan SmartRetirement® 2045 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.8%
Fixed Income — 11.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,581	79,898
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	32,309	239,730
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,765	11,333
JPMorgan High Yield Fund Class R6 Shares (a)	3,118	20,643
Total Fixed Income		351,604
International Equity — 10.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	802	26,308
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,133	73,405
JPMorgan International Equity Fund Class R6 Shares (a)	9,775	206,164
Total International Equity		305,877
U.S. Equity — 46.3%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,756	329,558
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	356	21,497
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	941	20,827
JPMorgan Small Cap Value Fund Class R6 Shares (a)	710	20,994
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,241	345,588
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,685	345,663
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,917	329,345
Total U.S. Equity		1,413,472
Total Investment Companies (Cost $1,296,615)		2,070,953
Exchange-Traded Funds — 30.6%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	134	13,555
JPMorgan Realty Income ETF (a)	797	40,584
Total Alternative Assets		54,139
Fixed Income — 0.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	436	20,643
International Equity — 24.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,260	91,712
JPMorgan Global Select Equity ETF (a)	4,274	267,872
JPMorgan International Research Enhanced Equity ETF (a)	5,804	383,223
Total International Equity		742,807
U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,226	115,841
Total Exchange-Traded Funds (Cost $756,917)		933,430
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $2,812)	2,820	2,815

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c) (Cost $43,362)	43,362	43,362
Total Investments — 99.9% (Cost $2,099,706)		3,050,560
Other Assets Less Liabilities — 0.1%		3,411
NET ASSETS — 100.0%		3,053,971

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	897	12/20/2024	USD	52,587	3,220

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$933,430	$—	$—	$933,430
Investment Companies	2,070,953	—	—	2,070,953

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$2,815	$—	$2,815
Short-Term Investments
Investment Companies	43,362	—	—	43,362
Total Investments in Securities	$3,047,745	$2,815	$—	$3,050,560
Appreciation in Other Financial Instruments
Futures Contracts	$3,220	$—	$—	$3,220
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$89,913	$1,403	$5,362	$274	$5,484	$91,712	2,260	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,083	—	1,468	190	1,750	13,555	134	98	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	111,734	2,536	6,571	266	7,876	115,841	1,226	339	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	19,373	565	—	—	705	20,643	436	367	—
JPMorgan Core Bond Fund Class R6 Shares (a)	75,941	1,617	931	(83)	3,354	79,898	7,581	801	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	227,947	5,239	3,175	(369)	10,088	239,730	32,309	2,915	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,758	243	220	(13)	565	11,333	1,765	161	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	25,423	871	1,163	59	1,118	26,308	802	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	71,539	1,195	3,979	292	4,358	73,405	4,133	—	—
JPMorgan Global Select Equity ETF (a)	258,174	8,344	8,176	(172)	9,702	267,872	4,274	—	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	312,685	21,891	12,049	30	7,001	329,558	7,756	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	19,431	702	239	(3)	752	20,643	3,118	358	—
JPMorgan International Equity Fund Class R6 Shares (a)	198,557	2,550	6,038	181	10,914	206,164	9,775	—	—
JPMorgan International Research Enhanced Equity ETF (a)	369,520	2,876	9,096	181	19,742	383,223	5,804	—	—
JPMorgan Realty Income ETF (a)	39,046	812	5,107	(151)	5,984	40,584	797	226	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	20,836	495	1,837	114	1,889	21,497	356	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	19,914	785	670	3	795	20,827	941	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	19,340	1,153	1,138	119	1,520	20,994	710	76	—

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Equity Fund Class R6 Shares (a)	$328,662	$4,210	$5,843	$418	$18,141	$345,588	13,241	$632	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	53,035	79,674	89,347	—	—	43,362	43,362	627	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	328,401	9,038	8,981	1,206	15,999	345,663	7,685	893	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	316,274	1,641	19,667	1,849	29,248	329,345	7,917	—	—
Total	$2,929,586	$147,840	$191,057	$4,391	$156,985	$3,047,745		$7,493	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.
*	Non-income producing security.